Credit Facilities (Tables)	3 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Schedule of Long-Term Debt
	June 31,	December 31,
	2012	2011
Revolving credit facilities	$6,595	$6,199
Term credit facilities	11,755	11,669
Capital lease obligations	2	17
Total debt and capital lease obligations	18,352	17,885
Less current portion	(9,010)	(8,870)
Total long-term debt and capital lease obligations	$9,342	$9,015